Retirement benefit and other post-retirement obligations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Retirement benefit and other post-retirement obligations
25. Retirement benefit and other post-retirement obligations
Background
The Group operates a number of defined benefit and defined contribution retirement plans throughout the world.
The largest plan is The Pearson Pension Plan (UK Group plan) in the UK, which is sectionalised to provide both defined benefit and defined contribution pension benefits. The defined benefit section was closed to new members from 1 November 2006. The defined contribution section, opened in 2003, is open to new and existing employees. Finally, there is a separate section within the UK Group plan set up for auto-enrolment. The defined benefit section of the UK Group plan is a final salary pension plan which provides benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits depends on the length of service and final pensionable pay. The UK Group plan is funded with benefit payments from trustee-administered funds. The UK Group plan is administered in accordance with the Trust Deed and Rules in the interests of its beneficiaries by Pearson Group Pension Trustee Limited.

At 31 December 2019, the UK Group plan had approximately 26,000 members, analysed in the following table:

All figures in %	Active	Deferred	Pensioners	Total
Defined benefit	—	20	33	53
Defined contribution	12	35	—	47

Total	12	55	33	100

The other major defined benefit plans are based in the US. These are also final salary pension plans which provide benefits to members in the form of a guaranteed pension payable for life, with the level of benefits dependent on length of service and final pensionable pay. The majority of the US plans are funded.
The Group also has several post-retirement medical benefit plans (PRMBs), principally in the US. PRMBs are unfunded but are accounted for and valued similarly to defined benefit pension plans.
The defined benefit schemes expose the Group to actuarial risks, such as life expectancy, inflation risks, and investment risk including asset volatility and changes in bond yields. The Group is not exposed to any unusual, entity-specific or plan-specific risks.
The defined contribution section of the UK Group plan operates a Reference Scheme Test (RST) pension underpin for its members. Where a member’s fund value is insufficient to purchase the RST pension upon retirement, the UK Group plan is liable for the shortfall to cover the member’s RST pension. A liability of £33m (2018: £23m) in respect of the underpin is included in the UK Group plan’s defined benefit obligation, calculated as the present value of projected payments less the fund value. From 1 January 2018, members who have sufficient funds to purchase an RST pension are able to convert their fund value into a pension in the UK Group plan as an alternative to purchasing an annuity with an insurer. The Group does not recognise the assets and liabilities for members of the defined contribution section of the UK Group plan whose fund values are expected to be sufficient to purchase an RST pension without assistance from the UK Group plan. The defined contribution section of the UK Group plan had gross assets of £512m at 31 December 2019 (2018: £453m).
Assumptions
The principal assumptions used for the UK Group plan and the US PRMB are shown below. Weighted average assumptions have been shown for the other plans, which primarily relate to US pension plans.

	2019			2018
All figures in %	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB
Inflation	3.0	1.7	1.5	3.3	1.6	1.5
Rate used to discount plan liabilities	2.0	3.0	3.1	2.8	4.0	4.1
Expected rate of increase in salaries	3.5	2.9	3.0	3.8	2.9	3.0
Expected rate of increase for pensions in payment and deferred pensions	1.85 to 5.05	—	—	2.1 to 5.1	—	—
Initial rate of increase in healthcare rate	—	—	6.8	—	—	7.0
Ultimate rate of increase in healthcare rate	—	—	5.0	—	—	5.5
The UK discount rate is based on corporate bond yields adjusted to reflect the duration of liabilities.
The US discount rate is set by reference to a US bond portfolio matching model.

The inflation rate for the UK Group plan of 3% reflects the RPI rate. In line with changes to legislation in 2010, certain benefits have been calculated with reference to CPI as the inflationary measure and in these instances a rate of 2% has been used.
The expected rate of increase in salaries has been set at 3.5% for 2019.
For the UK Group plan, the mortality base table assumptions have been updated and are derived from the SAPS S2 for males and females, adjusted to reflect the observed experience of the plan, with CMI model improvement factors. A 1.5% long-term rate improvement on the CMI model is applied for both males and females.
For the US plans, the mortality table (Pri – 2012) and 2019 improvement scale (MP – 2019) with generational projection for male and female annuitants has been adopted.
Using the above tables, the remaining average life expectancy in years of a pensioner retiring at age 65 on the balance sheet date for the UK Group plan and US plans is as follows:

	UK		US
All figures in years	2019	2018	2019	2018
Male	24.0	23.8	20.6	20.7
Female	24.3	24.5	22.6	22.7
The remaining average life expectancy in years of a pensioner retiring at age 65, 20 years after the balance sheet date, for the UK and US Group plans is as follows:

	UK		US
All figures in years	2019	2018	2019	2018
Male	25.5	25.4	22.2	22.3
Female	26.1	26.3	24.1	24.2
Although the Group anticipates that plan surpluses will be utilised during the life of the plan to address member benefits, the Group recognises its pension surplus in full in respect of the UK Group plan on the basis that it is management’s judgement that there are no substantive restrictions on the return of residual plan assets in the event of a winding up of the plan after all member obligations have been met.

Financial statement information
The amounts recognised in the income statement are as follows:

	2019
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	6	3	9	57	—	66
Past service cost	—	—	—	—	—	—
Curtailments	(2)	—	(2)	—	(1)	(3)
Administration expenses	6	—	6	—	—	6

Total operating expense	10	3	13	57	(1)	69
Interest on plan assets	(89)	(5)	(94)	—	—	(94)
Interest on plan liabilities	73	6	79	—	2	81

Net finance (income)/expense	(16)	1	(15)	—	2	(13)

Net income statement charge	(6)	4	(2)	57	1	56

	2018
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	7	2	9	56	(1)	64
Past service cost	8	—	8	—	—	8
Curtailments	—	—	—	—	(11)	(11)
Administration expenses	6	—	6	—	—	6

Total operating expense	21	2	23	56	(12)	67
Interest on plan assets	(82)	(5)	(87)	—	—	(87)
Interest on plan liabilities	68	6	74	—	2	76

Net finance (income)/expense	(14)	1	(13)	—	2	(11)

Net income statement charge	7	3	10	56	(10)	56

	2017
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	8	1	9	57	(1)	65
Administration expenses	9	1	10	—	—	10

Total operating expense	17	2	19	57	(1)	75
Interest on plan assets	(84)	(5)	(89)	—	—	(89)
Interest on plan liabilities	77	7	84	—	2	86

Net finance (income)/expense	(7)	2	(5)	—	2	(3)

Net income statement charge	10	4	14	57	1	72

The amounts recognised in the balance sheet are as follows:

	2019				2018
All figures in £ millions	UK Group plan	Other funded plans	Other unfunded plans	Total	UK Group plan	Other funded plans	Other unfunded plans	Total
Fair value of plan assets	3,341	120	—	3,461	3,240	141	—	3,381
Present value of defined benefit obligation	(2,912)	(138)	(19)	(3,069)	(2,671)	(158)	(19)	(2,848)

Net pension asset/(liability)	429	(18)	(19)	392	569	(17)	(19)	533
Other post-retirement medical benefit obligation				(43)				(49)
Other pension accruals				(12)				(13)

Net retirement benefit asset				337				471

Analysed as:
Retirement benefit assets				429				571
Retirement benefit obligations				(92)				(100)

The following gains/(losses) have been recognised in other comprehensive income:

All figures in £ millions	2019	2018	2017
Amounts recognised for defined benefit plans	(148)	16	175
Amounts recognised for post-retirement medical benefit plans	3	6	—

Total recognised in year	(145)	22	175

The fair value of plan assets comprises the following:

	2019			2018
All figures in %	UK Group plan	Other funded plans	Total	UK Group plan	Other funded plans	Total
Insurance	43	—	43	28	1	29
Equities	1	1	2	1	1	2
Bonds	5	2	7	—	2	2
Property	5	—	5	7	—	7
Pooled asset investment funds	30	—	30	44	—	44
Other	13	—	13	16	—	16
The plan assets do not include any of the Group’s own financial instruments, or any property occupied by the Group. The table below further disaggregates the plan assets into additional categories and those assets which have a quoted market price in an active market and those that do not:

	2019		2018
All figures in %	Quoted market price	No quoted market price	Quoted market price	No quoted market price
Insurance	43	—	29	—
Non-UK equities	—	2	—	2
Fixed-interest securities	7	—	2	—
Property	—	5	—	7
Pooled asset investment funds	30	—	44	—
Other	—	13	—	16

Total	80	20	75	25

The liquidity profile of the UK Group plan assets is as follows:

All figures in %	2019	2018
Liquid – call <1 month	37	51
Less liquid – call 1–3 months	—	—
Illiquid – call >3 months	63	49
Changes in the values of plan assets and liabilities of the retirement benefit plans are as follows:

	2019			2018
All figures in £ millions	UK Group plan	Other plans	Total	UK Group plan	Other plans	Total
Fair value of plan assets
Opening fair value of plan assets	3,240	141	3,381	3,337	155	3,492
Exchange differences	—	(5)	(5)	—	4	4
Interest on plan assets	89	5	94	82	5	87
Return on plan assets excluding interest	133	13	146	(45)	(13)	(58)
Contributions by employer	3	2	5	6	1	7
Benefits paid	(124)	(16)	(140)	(140)	(11)	(151)
Other	—	(20)	(20)	—	—	—

Closing fair value of plan assets	3,341	120	3,461	3,240	141	3,381

Present value of defined benefit obligation
Opening defined benefit obligation	(2,671)	(177)	(2,848)	(2,792)	(181)	(2,973)
Exchange differences	—	5	5	—	(3)	(3)
Current service cost	(6)	(3)	(9)	(7)	(2)	(9)
Past service cost	—	—	—	(8)	—	(8)
Curtailments	2	—	2	—	—	—
Administration expenses	(6)	—	(6)	(6)	—	(6)
Interest on plan liabilities	(73)	(6)	(79)	(68)	(6)	(74)
Actuarial gains/(losses) – experience	(6)	(1)	(7)	(49)	(2)	(51)
Actuarial gains/(losses) – demographic	18	1	19	(12)	—	(12)
Actuarial gains/(losses) – financial	(294)	(12)	(306)	131	6	137
Contributions by employee	—	—	—	—	—	—
Other	—	20	20	—	—	—
Benefits paid	124	16	140	140	11	151

Closing defined benefit obligation	(2,912)	(157)	(3,069)	(2,671)	(177)	(2,848)

The weighted average duration of the defined benefit obligation is 16 years for the UK and 8 years for the US.
Changes in the value of the US PRMB are as follows:

All figures in £ millions	2019	2018
Opening defined benefit obligation	(49)	(67)
Exchange differences	1	(2)
Current service cost	—	1
Curtailments	1	11
Interest on plan liabilities	(2)	(2)
Actuarial gains/(losses) – experience	4	4
Actuarial gains/(losses) – demographic	1	—
Actuarial gains/(losses) – financial	(2)	2
Benefits paid	3	4

Closing defined benefit obligation	(43)	(49)

Funding
The UK Group plan is self-administered with the plan’s assets being held independently of the Group in trust. The trustee of the plan is required to act in the best interest of the plan’s beneficiaries. The most recent triennial actuarial valuation for funding purposes was completed as at 1 January 2018 and this valuation revealed a technical provisions funding surplus of £163m. The plan expects to be able to provide benefits (in accordance with the plan rules) with a very low level of reliance on future funding from the Group.
Assets of the plan are divided into two elements: matching assets, which are assets that produce cash flows that can be expected to match the cash flows for a proportion of the membership, and include a liability-driven investment mandate (UK bonds, interest rate/inflation swaps and other derivative instruments), pensioner buy-in
insurance policies, inflation-linked property and infrastructure; and return seeking assets, which are assets invested with a longer-term horizon to generate the returns needed to provide the remaining expected cash flows for the beneficiaries, and include diversified growth funds, property and alternative asset classes. The plan’s long-term investment strategy allocates 91.5% to matching assets and 8.5% to return-seeking assets.
In February 2019, the UK Group plan purchased a further pensioner buy-in
policy valued at approximately £500m with Legal & General. This is in addition to the previous buy-in
policies with Aviva and Legal & General totalling £1.2bn which were purchased in 2017. As a result of this latest transaction, 95% of the UK Group plan’s pensioner liabilities are now matched with buy-in
policies. These transfer significant longevity risk to Aviva and Legal & General, reducing the pension risks being underwritten by the Group and providing additional security for members.
Regular employer contributions to the plan in respect of the defined benefit sections are estimated to be £3m for 2020.
Sensitivities
The effect of a one percentage point increase and decrease in the discount rate on the defined benefit obligation and the total pension expense is as follows:

	2019
All figures in £ millions	1% increase	1% decrease
Effect:
(Decrease)/increase in defined benefit obligation – UK Group plan	(434)	591
(Decrease)/increase in defined benefit obligation – US plan	(11)	13
The effect of members living one year more or one year less on the defined benefit obligation is as follows:

	2019
All figures in £ millions	One year increase	One year decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	132	(126)
Increase/(decrease) in defined benefit obligation – US plan	8	(8)

The effect of a half percentage point increase and decrease in the inflation rate is as follows:

	2019
All figures in £ millions	0.5% increase	0.5% decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	153	(136)
Increase/(decrease) in defined benefit obligation – US plan	—	—
The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant, although in practice this is unlikely to occur and changes in some assumptions may be correlated. When calculating these sensitivities, the same method has been applied to calculate the defined benefit obligation as has been applied when calculating the liability recognised in the balance sheet. This methodology is the same as prior periods.